Exhibit 99.1

World Omni Auto Receivables Trust 2024-C

Monthly Servicer Certificate

April 30, 2026

Dates Covered
Collections Period	04/01/26 - 04/30/26
Interest Accrual Period	04/15/26 - 05/14/26
30/360 Days	30
Actual/360 Days	30
Distribution Date	05/15/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/26	524,836,501.49	23,662
Yield Supplement Overcollateralization Amount 03/31/26	32,589,430.13	0
Receivables Balance 03/31/26	557,425,931.62	23,662
Principal Payments	25,040,610.59	643
Defaulted Receivables	1,396,315.03	47
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/26	28,442,729.34	0
Pool Balance at 04/30/26	502,546,276.66	22,972

Pool Statistics	$ Amount	# of Accounts
Pool Factor	40.45%
Prepayment ABS Speed	1.49%
Aggregate Starting Principal Balance	1,312,595,946.50	46,537

Delinquent Receivables:
Past Due 31-60 days	9,680,914.66	334
Past Due 61-90 days	2,623,136.04	86
Past Due 91-120 days	539,385.01	21
Past Due 121+ days	0.00	0
Total	12,843,435.71	441

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.42%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.60%
Delinquency Trigger Occurred	NO

Recoveries	1,177,422.00
Aggregate Net Losses/(Gains) - April 2026	218,893.03
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.47%
Prior Net Losses/(Gains) Ratio	0.25%
Second Prior Net Losses/(Gains) Ratio	0.88%
Third Prior Net Losses/(Gains) Ratio	1.26%
Four Month Average	0.72%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.79%

Overcollateralization Target Amount	6,052,770.45
Actual Overcollateralization	6,052,770.45
Weighted Average Contract Rate	6.78%
Weighted Average Contract Rate, Yield Adjusted	10.04%
Weighted Average Remaining Term	44.55

Flow of Funds	$ Amount
Collections	29,353,176.02
Investment Earnings on Cash Accounts	11,802.17
Servicing Fee	(464,521.61)
Transfer to Collection Account	-
Available Funds	28,900,456.58

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,714,567.69
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	141,648.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	73,094.00
(7) Noteholders' Third Priority Principal Distributable Amount	16,237,454.38
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,052,770.45
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	4,680,922.06

Total Distributions of Available Funds	28,900,456.58

Servicing Fee	464,521.61
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,156,070,000.00
Original Class B	36,320,000.00
Original Class C	18,160,000.00

Total Class A, B, & C
Note Balance @ 04/15/26	518,783,731.04
Principal Paid	22,290,224.83
Note Balance @ 05/15/26	496,493,506.21

Class A-1
Note Balance @ 04/15/26	0.00
Principal Paid	0.00
Note Balance @ 05/15/26	0.00
Note Factor @ 05/15/26	0.0000000%

Class A-2a
Note Balance @ 04/15/26	0.00
Principal Paid	0.00
Note Balance @ 05/15/26	0.00
Note Factor @ 05/15/26	0.0000000%

Class A-2b
Note Balance @ 04/15/26	0.00
Principal Paid	0.00
Note Balance @ 05/15/26	0.00
Note Factor @ 05/15/26	0.0000000%

Class A-3
Note Balance @ 04/15/26	402,733,731.04
Principal Paid	22,290,224.83
Note Balance @ 05/15/26	380,443,506.21
Note Factor @ 05/15/26	94.4028551%

Class A-4
Note Balance @ 04/15/26	61,570,000.00
Principal Paid	0.00
Note Balance @ 05/15/26	61,570,000.00
Note Factor @ 05/15/26	100.0000000%

Class B
Note Balance @ 04/15/26	36,320,000.00
Principal Paid	0.00
Note Balance @ 05/15/26	36,320,000.00
Note Factor @ 05/15/26	100.0000000%

Class C
Note Balance @ 04/15/26	18,160,000.00
Principal Paid	0.00
Note Balance @ 05/15/26	18,160,000.00
Note Factor @ 05/15/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,929,309.69
Total Principal Paid	22,290,224.83
Total Paid	24,219,534.52

Class A-1
Coupon	5.36900%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	4.78000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
SOFR Rate	3.63980%
Coupon	4.10980%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	4.43000%
Interest Paid	1,486,758.69
Principal Paid	22,290,224.83
Total Paid to A-3 Holders	23,776,983.52

Class A-4
Coupon	4.44000%
Interest Paid	227,809.00
Principal Paid	0.00
Total Paid to A-4 Holders	227,809.00

Class B
Coupon	4.68000%
Interest Paid	141,648.00
Principal Paid	0.00
Total Paid to B Holders	141,648.00

Class C
Coupon	4.83000%
Interest Paid	73,094.00
Principal Paid	0.00
Total Paid to C Holders	73,094.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.5937464
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	18.4133037
Total Distribution Amount	20.0070501

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	3.6892275
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	55.3107316
Total A-3 Distribution Amount	58.9999591

A-4 Interest Distribution Amount	3.7000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.7000000

B Interest Distribution Amount	3.9000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.9000000

C Interest Distribution Amount	4.0250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.0250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	728.46
Noteholders' Principal Distributable Amount	271.54

Account Balances	$ Amount
Reserve Account
Balance as of 04/15/26	3,026,385.22
Investment Earnings	8,707.29
Investment Earnings Paid	(8,707.29)
Deposit/(Withdrawal)	-
Balance as of 05/15/26	3,026,385.22
Change	-

Required Reserve Amount	3,026,385.22